INCOME TAX	12 Months Ended
Oct. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 14 – INCOME TAX

The Company recognizes deferred tax assets and liabilities for the tax effects of differences between the financial statement and tax basis of assets and liabilities. A valuation allowance is established to reduce the deferred tax assets if it is more likely than not that a deferred tax asset will not be realized.

As of October 31, 2023, the Company has net operating loss carryforwards of approximately $1,263,000 to reduce future taxable income. A valuation allowance for the entire amount of deferred tax assets has been established as of October 31, 2023 and 2022. Additionally, due to the expected change in control of the Company, the net operating loss carryforwards will be fully impaired. See note 15

A reconciliation of the provision for income taxes at the federal and state statutory rates of 21% and 5.75% respectively to the Company’s provision for income tax is as follows:

	Year Ended October 31, 2023	Year Ended October 31, 2022
U.S. Federal (tax benefit) provision at statutory rate	$(16,295)	$(101,100)
State (tax benefit) income taxes, net of federal benefit	(4,462)	(24,100)
Permanent differences	(66,028)	(11,900)
Temporary differences	-	(10,700)
Changes in valuation allowance	86,785	147,800
Total	$-	$-

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The following table presents the significant components of the Company’s deferred tax assets and liabilities for the periods presented:

	October 31, 2023	October 31, 2022
Deferred Tax Assets
Net operating losses	337,900	244,100
Total deferred tax assets	337,900	10,700
Valuation allowance	(337,900)	(233,400)
Net deferred tax assets	-	-

Deferred Tax Liabilities
Total deferred tax liabilities	-	-
Net deferred tax	$-	$-

The Company determines its valuation allowance on deferred tax assets by considering both positive and negative evidence in order to ascertain whether it is more likely than not that deferred tax assets will be realized. Realization of deferred tax assets is dependent upon the generation of future taxable income, if any, the timing and amount of which are uncertain. Due to the history of losses the Company has generated in the past, the Company believes that it is not more likely than not that all of the deferred tax assets in the U.S. can be realized as of October 31, 2023 and 2022, accordingly, the Company has recorded a full valuation allowance on its deferred tax assets.

The Company is not currently under any international or any United States federal, state and local income tax examinations for any taxable years. All of the Company’s net operating losses are subject to tax authority adjustment upon examination.